Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Apr. 25, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	Jan. 28, 2013
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX